CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive (Loss) [Member]	Treasury Shares [Member]	Total
Balances at Dec. 31, 2009	$ 340	$ 108,883	$ 110,900	$ (4,269)	$ (2,001)	$ (45,261)	$ 168,592
Balances (in shares) at Dec. 31, 2009	31,250,000
Comprehensive income (loss):
Net income (loss)	0	0	(1,854)	0	0	0	(1,854)
Other comprehensive income:	0	0	0	0	3,559	0	3,559
Total comprehensive income (loss)							1,705
ESOP shares committed to be released to Plan participants	0	(589)	0	853	0	0	264
Stock based compensation	0	1,659	0	0	0	0	1,659
Balances at Dec. 31, 2010	340	109,953	109,046	(3,416)	1,558	(45,261)	172,220
Balances (in shares) at Dec. 31, 2010	31,250,000
Comprehensive income (loss):
Net income (loss)	0	0	(7,473)	0	0	0	(7,473)
Other comprehensive income:	0	0	0	0	(170)	0	(170)
Total comprehensive income (loss)							(7,643)
ESOP shares committed to be released to Plan participants	0	(652)	0	854	0	0	202
Stock based compensation	0	1,593	0	0	0	0	1,593
Balances at Dec. 31, 2011	340	110,894	101,573	(2,562)	1,388	(45,261)	166,372
Balances (in shares) at Dec. 31, 2011	31,250,000						31,250,097
Comprehensive income (loss):
Net income (loss)	0	0	8,386	0	0	0	8,386
Other comprehensive income:	0	0	0	0	841	0	841
Total comprehensive income (loss)							9,227
ESOP shares committed to be released to Plan participants	0	(317)	0	427	0	0	110
Stock based compensation	0	75	0	0	0	0	75
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	100,000
Balances at Jun. 30, 2012	340	110,652	109,959	(2,135)	2,229	(45,261)	175,784
Balances (in shares) at Jun. 30, 2012	31,350,000
Balances at Dec. 31, 2011	340	110,894	101,573	(2,562)	1,388	(45,261)	166,372
Balances (in shares) at Dec. 31, 2011	31,250,000						31,250,097
Comprehensive income (loss):
Net income (loss)	0	0	34,914	0	0	0	34,914
Other comprehensive income:	0	0	0	0	897	0	897
Total comprehensive income (loss)							35,811
ESOP shares committed to be released to Plan participants	0	(548)	0	854	0	0	306
Stock based compensation	1	144	0	0	0	0	145
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	98,000
Balances at Dec. 31, 2012	341	110,490	136,487	(1,708)	2,285	(45,261)	202,634
Balances (in shares) at Dec. 31, 2012	31,348,000						31,348,556
Comprehensive income (loss):
Net income (loss)	0	0	9,552	0	0	0	9,552
Other comprehensive income:	0	0	0	0	(3,217)	0	(3,217)
Total comprehensive income (loss)							6,335
ESOP shares committed to be released to Plan participants	0	(117)	0	428	0	0	311
Stock based compensation	0	65	0	0	0	0	65
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	1,000
Balances at Jun. 30, 2013	$ 341	$ 110,438	$ 146,039	$ (1,280)	$ (932)	$ (45,261)	$ 209,345
Balances (in shares) at Jun. 30, 2013	31,349,000						31,349,317